Average Annual Total Returns - Victory INCORE Low Duration Bond VIP Series	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	4.33%	2.56%	1.94%	3.27%	1.89%	1.25%	2.56%	1.67%	1.20%	3.14%	1.92%	1.32%